Consolidated Statements of Stockholders’ Equity (Deficit) - USD ($)	Common Stock	Additional Paid-in- Capital	Accumulated Deficit	Other Comprehensive Gain (Loss)	Total
Balance at Dec. 31, 2023	$ 1,964	$ 159,475,010	$ (170,282,750)	$ (661,354)	$ (11,467,130)
Balance (in Shares) at Dec. 31, 2023	19,635,912
Series A-2 Preferred Stock Issuances, net of transaction costs	$ 169	12,009,963			12,010,132
Series A-2 Preferred Stock Issuances, net of transaction costs (in Shares)	1,682,799
Conversion of vendor payable to Series A-2 Preferred Stock	$ 3	207,405			207,408
Conversion of vendor payable to Series A-2 Preferred Stock (in Shares)	27,654
Common stock issued upon exercise of stock options	$ 4	25,480			25,484
Common stock issued upon exercise of stock options (in Shares)	41,556
Stock based compensation		5,449,081			5,449,081
Common stock issued upon exercise of stock options, pre Business Combination	$ 2	53,998			54,000
Common stock issued upon exercise of stock options, pre Business Combination (in Shares)	19,618
Exercise of Common Stock Warrants - related party	$ 76	(76)
Exercise of Common Stock Warrants - related party (in Shares)	756,912
Issuance of Common Stock in exchange for services in connection with A-2 Preferred Stock Issuances, recasted	$ 61	(62)			(1)
Issuance of Common Stock in exchange for services in connection with A-2 Preferred Stock Issuances, recasted (in Shares)	615,385
Issuance of Common Stock upon conversion of debt at Business Combination (Note 1)	$ 315	15,739,531			15,739,846
Issuance of Common Stock upon conversion of debt at Business Combination (Note 1) (in Shares)	3,147,970
Issuance of Common Stock upon conversion of Sponsor and related party notes and warrants at Business Combination (Note 1)	$ 82	2,205,415			2,205,497
Issuance of Common Stock upon conversion of Sponsor and related party notes and warrants at Business Combination (Note 1) (in Shares)	817,453
Issuance of Common Stock to Plum Sponsors and Investors at Business Combination (Note 1)	$ 610	241,638			242,248
Issuance of Common Stock to Plum Sponsors and Investors at Business Combination (Note 1) (in Shares)	6,102,562
Issuance of Common Stock to Plum Shareholders at Business Combination (Note 1)	$ 60	(6,901,658)			(6,901,598)
Issuance of Common Stock to Plum Shareholders at Business Combination (Note 1) (in Shares)	603,077
Issuance of Common Stock related to new financing (Note 1)	$ 200	23,999,800			24,000,000
Issuance of Common Stock related to new financing (Note 1) (in Shares)	2,000,000
Common Stock issued for services	$ 24	3,214,597			3,214,621
Common Stock issued for services (in Shares)	241,667
Common stock issued upon exercise of stock options, post Business Combination	$ 2	(2)
Common stock issued upon exercise of stock options, post Business Combination (in Shares)	25,000
Warrant exercise	$ 8	(8)
Warrant exercise (in Shares)	79,653
Common Stock issued as stock based compensation for restricted stock units	$ 41	1,249,959			1,250,000
Common Stock issued as stock based compensation for restricted stock units (in Shares)	405,580
Settlement of convertible note agreement for shares issued		(16,302,389)			(16,302,389)
Settlement of convertible note agreement for shares issued (in Shares)
Foreign currency translation gain				795,745	795,745
Net Loss			(47,547,768)		(47,547,768)
Balance at Dec. 31, 2024	$ 3,621	200,667,682	(217,830,518)	134,391	(17,024,824)
Balance (in Shares) at Dec. 31, 2024	36,202,798
Common stock issued upon exercise of stock options	$ 2	15			17
Common stock issued upon exercise of stock options (in Shares)	32,806
Stock based compensation		1,136,320			1,136,320
Common stock issued in connection with public offering, net of transaction costs	$ 919	5,396,583			5,397,502
Common stock issued in connection with public offering, net of transaction costs (in Shares)	9,189,096
Common stock issued upon vesting of RSUs	$ 10	(9)			1
Common stock issued upon vesting of RSUs (in Shares)	91,453
Common stock issued upon draw on the equity line of credit	$ 35	836,730			836,765
Common stock issued upon draw on the equity line of credit (in Shares)	358,000
Common stock issued as compensation for equity line of credit commitment fee	$ 3	24,997			25,000
Common stock issued as compensation for equity line of credit commitment fee (in Shares)	27,498
Common stock issued as consideration for Crowdkeep	$ 407	6,829,951			6,830,358
Common stock issued as consideration for Crowdkeep (in Shares)	4,065,689
Common Stock issued for services	$ 41	393,143			393,184
Common Stock issued for services (in Shares)	406,748
Settlement of convertible note agreement for shares issued	$ 9	699,991			700,000
Settlement of convertible note agreement for shares issued (in Shares)	93,333
Foreign currency translation gain				(1,386,165)	(1,386,165)
Net Loss			(6,660,038)		(6,660,038)
Balance at Dec. 31, 2025	$ 5,047	$ 215,985,403	$ (224,490,556)	$ (1,251,774)	$ (9,751,880)
Balance (in Shares) at Dec. 31, 2025	50,467,421